Provision for Impairment Expense (Tables)	12 Months Ended
Jun. 30, 2023
Provision for Impairment Expense [Abstract]
Schedule of Provision for Impairment Expense
	Consolidated
	30 June 2023	30 June 2022
	$	$

Jana Care Inc (Note 21)	200,729	62,129
Bearn Inc (Note 24)	3,868	803,072
Body Composition Technologies Pte Ltd (Note 21)	26,188	188,271
Physimax Technologies Limited	-	(79,809)
Wellteq intangibles acquired through business combination (Note 4, Note 20)	245,000	-
	475,785	973,663